Cover	Nov. 12, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2019
Entity File Number	1-5397
Entity Registrant Name	Automatic Data Processing, Inc.
Entity Central Index Key	0000008670
Entity Tax Identification Number	22-1467904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One ADP Boulevard
Entity Address, City or Town	Roseland
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	(973)
Local Phone Number	974-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 Par Value (voting)
Trading Symbol	ADP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false